Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations (Details) - Predecessor [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue	$ 167,214	$ 521,484	$ 810,534	$ 725,375
Gross profit	55,848	112,382	239,523	202,951
Selling, general and administrative expenses		71,766	185,022	168,229
Provision (benefit) for income taxes	(700)	3,243	2,009	3,408
Net income (loss)	(1,271)	(15,703)	(6,289)	20,043
Foreign currency translation adjustments		(18,004)
Total other comprehensive income (loss)	$ (9,578)	(18,004)	11,184	(25,168)
Total comprehensive income (loss)		$ (33,707)
Basic income (loss) per Common Share (in Dollars per share)		$ (3.13)
Diluted income (loss) per Common Share (in Dollars per share)		$ (3.13)
Prior Presentation [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue		$ 521,484	891,247	797,415
Gross profit		112,382	158,810	130,911
Selling, general and administrative expenses		71,030	104,309	96,189
Provision (benefit) for income taxes		(8,946)
Net income (loss)		(2,778)
Foreign currency translation adjustments		(18,008)
Total other comprehensive income (loss)		(18,008)
Total comprehensive income (loss)		$ (20,786)
Basic income (loss) per Common Share (in Dollars per share)		$ (0.55)
Diluted income (loss) per Common Share (in Dollars per share)		$ (0.55)
Restatement [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue
Gross profit
Selling, general and administrative expenses		736
Provision (benefit) for income taxes		12,189
Net income (loss)		(12,925)
Foreign currency translation adjustments		4
Total other comprehensive income (loss)		4
Total comprehensive income (loss)		$ (12,921)
Basic income (loss) per Common Share (in Dollars per share)		$ (2.58)
Diluted income (loss) per Common Share (in Dollars per share)		$ (2.58)
Presentation Adjustment [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue		$ (49,603)	(80,713)	(72,040)
Gross profit		49,603	80,713	72,040
Selling, general and administrative expenses		49,603	$ 80,713	$ 72,040
Provision (benefit) for income taxes
Foreign currency translation adjustments
Total other comprehensive income (loss)
Total comprehensive income (loss)
Basic income (loss) per Common Share (in Dollars per share)
Diluted income (loss) per Common Share (in Dollars per share)
As Restated and Adjusted [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue		$ 471,881
Gross profit		161,985
Selling, general and administrative expenses		121,369
Provision (benefit) for income taxes		3,243
Net income (loss)		(15,703)
Foreign currency translation adjustments		(18,004)
Total other comprehensive income (loss)		(18,004)
Total comprehensive income (loss)		$ (33,707)
Basic income (loss) per Common Share (in Dollars per share)		$ (3.13)
Diluted income (loss) per Common Share (in Dollars per share)		$ (3.13)